Concentration of Credit Risk (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Research Institute of Medium & Small Shipbuilding [Member] | Accounts Receivable [Member]
Concentration risk percentage	32.00%
Research Institute of Medium & Small Shipbuilding [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	10.00%	10.00%
Korea Hydrography and Research Association [Member] | Accounts Receivable [Member]
Concentration risk percentage	23.00%
Hanjin Heavy Industries and Construction Co., Ltd [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%
Shinwoo E&D Co., Ltd [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%		17.00%	27.00%
Naval Logistics Command [Member] | Accounts Receivable [Member]
Concentration risk percentage			38.00%	30.00%
Naval Logistics Command [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	25.00%	19.00%	25.00%
Hyundai Heavy Industries Co., Ltd., [Member] | Accounts Receivable [Member]
Concentration risk percentage			22.00%
Hyundai Heavy Industries Co., Ltd., [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		14.00%		16.00%
Gaon IT Co., Ltd. [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		12.00%